Stock-Based Employee Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 11, 2013	Dec. 25, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Stock Option Activity

The following table summarizes stock option activity during the period ended June 11, 2013:

	24 Weeks Ended June 11, 2013
	Shares	Weighted average exercise price	Weighted average Remaining Contractual Term	Aggregate Intrinsic Value ($000’s)
Outstanding at beginning of year	825,000	13.09
Granted	72,000	16.58
Exercised	—	—
Forfeited	(40,500)	13.44

Outstanding at end of period	856,500	$13.37	9.2 years	$5,481

Options exercisable at end of period	—	$—	—	$—

The following table summarizes stock option activity during 2012:

	December 25, 2012
	Shares	Weighted average exercise price	Weighted average Remaining Contractual Term	Aggregate Intrinsic Value ($000’s)
Outstanding at beginning of year	—	—
Granted	830,000	$13.09
Exercised	—	—
Forfeited	(5,000)	13.00

Outstanding at end of period	825,000	$13.09	9.62 years	$1,845

Options exercisable at end of period	—	$—	—	$—

Summary of Non-Vested Shares

A summary of the status of non-vested shares as of June 11, 2013 and changes during the first and second quarters of fiscal 2013 is presented below:

	24 Weeks Ended June 11, 2013
	Shares	Weighted average Grant- Date Fair Value
Non-vested shares at beginning of year	825,000	$4.93
Granted	72,000	6.99
Vested	—	—
Forfeited	(40,500)	5.09

Non-vested shares at end of period	856,500	$5.10

A summary of the status of non-vested shares as of December 25, 2012 and changes during fiscal 2012 is presented below:

	December 25, 2012
	Shares	Weighted average Grant-Date Fair Value
Non-vested shares at beginning of year	—	—
Granted	830,000	$4.93
Vested	—	—
Canceled	(5,000)	4.82

Non-vested shares at end of period	825,000	$4.93